Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Text Block Abstract
Schedule of financial assets at fair value through profit or loss
December 31, 2022
Current items:
Financial assets mandatorily measured at fair value through profit or loss
Investment in a rent-a-captive company	$1,073,229